Deferred revenue and customer deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deferred revenue and customer deposits
Schedule of deferred revenue by arrangement

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deferred revenue	88,478	82,799	11,662
Customer deposits	50,326	58,719	8,270
Total deferred revenue and customer deposits – current	138,804	141,518	19,932
Deferred revenue - non-current	3,585	—	—